UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Palestra Capital Management LLC
Address: 1330 Avenue of the Americas
         21st Floor
         New York, NY  10019

13F File Number:  028-15289

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Rogers
Title:     Chief Financial Officer
Phone:     212-291-7485

Signature, Place, and Date of Signing:

 /s/   John Rogers     New York, NY     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $172,101 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109     6179    91600 SH       SOLE                    91600        0        0
AON PLC                        SHS CL A         G0408V102     9723   158100 SH       SOLE                   158100        0        0
B/E AEROSPACE INC              COM              073302101     6944   115200 SH       SOLE                   115200        0        0
BOEING CO                      COM              097023105     9100   106000 SH       SOLE                   106000        0        0
CANADIAN PAC RY LTD            COM              13645T100     7162    55000 SH       SOLE                    55000        0        0
CAPITAL ONE FINL CORP          COM              14040H105    10182   185300 SH       SOLE                   185300        0        0
CBS CORP NEW                   CL B             124857202     8381   179511 SH       SOLE                   179511        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    10298    98850 SH       SOLE                    98850        0        0
COMMONWEALTH REIT              COM SH BEN INT   203233101     5794   258200 SH       SOLE                   258200        0        0
DISCOVER FINL SVCS             COM              254709108     6289   140250 SH       SOLE                   140250        0        0
EQUINIX INC                    COM NEW          29444U502    10816    50000 SH       SOLE                    50000        0        0
FLEETCOR TECHNOLOGIES INC      COM              339041105     5628    73400 SH       SOLE                    73400        0        0
FOSSIL INC                     COM              349882100     6434    66600 SH       SOLE                    66600        0        0
GENERAL MTRS CO                COM              37045V100     6838   245800 SH       SOLE                   245800        0        0
LIBERTY GLOBAL INC             COM SER A        530555101     7565   103100 SH       SOLE                   103100        0        0
LOGITECH INTL S A              SHS              H50430232     1626   233301 SH       SOLE                   233301        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     5687    89850 SH       SOLE                    89850        0        0
MASTERCARD INC                 CL A             57636Q104    10011    18500 SH       SOLE                    18500        0        0
OWENS CORNING NEW              COM              690742101     9341   236900 SH       SOLE                   236900        0        0
PAYCHEX INC                    COM              704326107     4908   140000 SH  CALL SOLE                   140000        0        0
REALOGY HLDGS CORP             COM              75605Y106     8252   168950 SH       SOLE                   168950        0        0
TRANSDIGM GROUP INC            COM              893641100     5941    38850 SH       SOLE                    38850        0        0
VISA INC                       COM CL A         92826C839     9002    53000 SH       SOLE                    53000        0        0